As filed with the Securities and Exchange Commission on July 28, 2006
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09447

Jacob Internet Fund Inc.
(Exact name of registrant as specified in charter)

c/o Jacob Asset Management of New York LLC
507 Paseo de la Playa
Redondo Beach, CA 90277
(Address of principal executive offices) (Zip code)

Ryan Jacob
c/o Jacob Asset Management of New York LLC
507 Paseo de la Playa
Redondo Beach, CA 90277
(Name and address of agent for service)

(310) 421-4942
Registrant's telephone number, including area code

Date of fiscal year end: August 31

Date of reporting period: May 31, 2006

Item 1. Schedule of Investments.

Jacob Internet Fund
Schedule of Investments
May 31, 2006 (Unaudited)

Shares		Value
	COMMON STOCKS - 97.0%
	Internet - Commerce - 21.7%
28,575	51job, Inc. - ADR *^	$781,812
662,420	Art Technology Group, Inc. *	2,046,878
950,373	Autobytel Inc. *	3,069,705
1,000	Ctrip.com International Ltd. - ADR ^	48,100
54,821	Digital River, Inc. *(a)	2,409,931
81,000	eBay Inc. *(a)	2,657,610
126,273	HomeStore, Inc. *(a)	752,587
70,000	IAC/InterActiveCorp *(a)	1,808,100
17,100	Monster Worldwide Inc. *(a)	835,677
991,426	Napster Inc. *	3,182,477
1,509,466	PartyGaming plc (BP) *^	3,668,379
163,800	TD Ameritrade Holding Corporation	2,784,600
		24,045,856
	Internet - Communications - 9.3%
567,900	Airspan Networks Inc. *(a)	3,009,870
167,700	Alvarion Limited *^(a)	1,217,502
537,240	deltathree, Inc. *(a)	1,591,305
309,800	iBasis, Inc. *(a)	2,586,830
134,467	Openwave Systems Inc. *(a)	1,901,363
		10,306,870
	Internet - Infrastructure - 27.6%
60,000	Adobe Systems Incorporated *(a)	1,717,800
560,351	Agile Software Corporation *	3,692,713
1,700	Akamai Technologies, Inc. *(a)	53,193
20,000	Apple Computer, Inc. *	1,195,400
1,380,500	CDC Corporation *^(a)	6,129,420
830	Digital Insight Corporation *	26,851
133,069	Internet Security Systems, Inc. *(a)	2,725,253
338,300	Interwoven, Inc. *	3,105,594
70,000	Macrovision Corporation *(a)	1,577,800
566,900	ONYX Software Corporation *	2,403,656
62,006	Open Text Corporation *^(a)	869,324
342,988	SumTotal Systems, Inc. *	1,948,172
555,607	webMethods, Inc. *	5,017,131
		30,462,307
	Internet - Media Content - 38.4%
24,000	Baidu.com, Inc. - ADR *^(a)	1,867,680
1,000,000	China.com Inc. (HK) *^	64,070
203,000	CNET Networks, Inc. *(a)	1,778,280
41,300	Electronic Arts Inc. *(a)	1,737,491
16,000	Google Inc. *(a)	5,949,120
571,800	Hollywood Media Corp. *	2,435,868
85,686	InfoSpace, Inc. *(a)	1,942,502
156,355	Jupitermedia Corporation *	2,331,253
170,000	News Corporation - Class A	3,241,900
137,100	SINA Corp *^(a)	3,364,434
168,500	Sohu.com Inc. *^(a)	4,200,705
1,600,000	Tencent Holdings Limited (HK) *^	3,447,004

Jacob Internet Fund
Schedule of Investments
May 31, 2006 (Unaudited), Continued

Shares		Value
	COMMON STOCKS - (continued)
	Internet - Media Content - (continued)
188,449	TheStreet.com (a)	$2,233,121
102,143	THQ Inc. *(a)	2,382,996
174,274	Yahoo! Inc. *(a)	5,505,316
		42,481,740
	TOTAL COMMON STOCKS (Cost $94,610,169)	107,296,773
Principal
Amount
	SHORT TERM INVESTMENTS - 2.2%
	U.S. Government Agency Obligations - 2.0%
$2,200,000	Federal Home Loan Bank, 4.74%, 06/01/2006	2,199,710
	Total U.S. Government Agency Obligations	2,199,710
	Variable Rate Demand Notes # - 0.2%
140,770	American Family Financial Services, 5.15%	140,770
140,545	Wisconsin Corporate Central Credit Union, 5.03%	140,545
	Total Variable Rate Demand Notes	281,315
	TOTAL SHORT TERM INVESTMENTS (Cost $2,481,025)	2,481,025

	INVESTMENTS PURCHASED WITH CASH
	PROCEEDS FROM SECURITIES LENDING - 36.3%
	Commercial Paper - 6.3%
2,000,000	Chesham Finance LLC,
	5.08%, Due 06/01/06	1,999,718
2,000,000	Laguna ABS Corporation,
	5.09%, Due 06/08/06	1,991,832
2,000,000	Park Granada,
	5.07%, Due 06/01/06	1,999,718
1,000,000	Thornburg Mortgage Capital,
	5.04%, Due 06/02/06	995,817
	Total Commercial Paper	6,987,085
Shares
	Money Market Mutual Funds - 0.1%
120,469	AIM Short-Term Liquid Assets Portfolio - Institutional Class	120,469
	Total Money Market Mutual Funds	120,469
Principal
Amount
	Repurchase Agreements - 29.9%
	Credit Suisse First Boston Repurchase Agreement:
$5,000,000	(Dated 05/31/06), 5.04%, Due 06/01/06 (Repurchase
	Proceeds $5,000,700), (Collateralized by U.S. Government
	Agency Mortgage & Asset Backed Securities)	5,000,000
10,000,000	(Dated 05/31/06), 5.11%, Due 06/01/06 (Repurchase
	Proceeds $10,001,420), (Collateralized by various corporate
	bonds)	10,000,000
	Morgan Stanley Repurchase Agreement:
18,000,000	(Dated 05/31/06), 5.09%, Due 06/01/06 (Repurchase
	Proceeds $18,002,545), (Collateralized by a Freddie Mac
	Collateralized Mortgage Obligation)	18,000,000
	Total Repurchase Agreements	33,000,000

Jacob Internet Fund
Schedule of Investments
May 31, 2006 (Unaudited), Continued

	TOTAL INVESTMENTS PURCHASED WITH
	CASH PROCEEDS FROM SECURITIES
	LENDING (Cost $40,107,554)	$40,107,554
	TOTAL INVESTMENTS (Cost $137,198,748) - 135.5%	149,885,352
	LIABILITIES LESS OTHER ASSETS - 35.5%	(39,286,661)
	TOTAL NET ASSETS - 100.0%	$110,598,691

*	Non Income Producing
^	Foreign Security
ADR	American Depository Receipt
(a)	All or a portion of shares are on loan.
BP	British Pounds
HK	Hong Kong Dollars
#	Variable rate demand notes are considered short-term obligations and are payable upon
	demand. Interest rates change periodically on specified dates. The rates listed are as of
	May 31, 2006.

The cost basis of investments for federal income tax purposes at May 31, 2006 was as follows*:

Cost of investments	$137,198,748
Gross unrealized appreciation	19,392,685
Gross unrealized depreciation	(6,706,081)
Net unrealized appreciation	$ 12,686,604

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s principal executive officer/President and principal financial officer/Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Jacob Internet Fund Inc.

By (Signature and Title) /s/ Ryan Jacob
                                                 Ryan Jacob, President

Date           7/24/06

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)   /s/ Ryan Jacob
                                                   Ryan Jacob, President

Date           7/24/06

By (Signature and Title)   /s/ Francis Alexander
                                                   Francis Alexander, Treasurer

Date          7/27/06